Goodwill and intangible assets	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Consist of the following (in thousands $):

	Goodwill	Fund management contracts (indefinite life)	Fund management contracts (finite life)	Total
Cost
At Dec. 31, 2019	132,251	103,470	36,308	272,029
Additions	—	36,107	—	36,107
Net exchange differences	—	6,454	198	6,652
At Dec. 31, 2020	132,251	146,031	36,506	314,788
Additions	—	13,559	—	13,559
Net exchange differences	—	1,383	81	1,464
At Dec. 31, 2021	132,251	160,973	36,587	329,811

Accumulated amortization
At Dec. 31, 2019	(113,102)	—	(25,700)	(138,802)
Amortization charge for the year	—	—	(869)	(869)
At Dec. 31, 2020	(113,102)	—	(26,569)	(139,671)
Amortization charge for the period	—	—	(930)	(930)
At Dec. 31, 2021	(113,102)	—	(27,499)	(140,601)

Net book value at:
Dec. 31, 2020	19,149	146,031	9,937	175,117
Dec. 31, 2021	19,149	160,973	9,088	189,210
Impairment assessment of goodwill
The Company has identified 5 cash generating units ("CGU") as follows:
•Exchange listed products
•Managed equities
•Lending
•Brokerage
•Corporate
As at December 31, 2021, the Company had allocated $19.1 million (December 31, 2020 - $19.1 million) of goodwill on a relative value approach basis to the exchange listed products and managed equities CGUs.
In the normal course, goodwill is tested for impairment once per annum, which for the Company is during the fourth quarter of each year or earlier if there are indicators of impairment. During the impairment testing process, there was no impairment in either the exchange listed products or the managed equities CGUs.
Impairment assessment of indefinite life fund management contracts
As at December 31, 2021, the Company had indefinite life intangibles related to fund management contracts of $161 million (December 31, 2020 - $146 million). There was no impairment as at December 31, 2021. The addition during the year was due to the Uranium Participation Corporation transaction ("UPC acquisition").
Impairment assessment of finite life fund management contracts
As at December 31, 2021, the Company had exchange listed fund management contracts within the exchange listed products CGU of $9.1 million (December 31, 2020 - $9.9 million). There was no impairment as at December 31, 2021.